Intangible assets and goodwill (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Impairment loss	$ 375,928	$ 2,077,585
Expected term		5 years
AUM long term growth rate [member]
IfrsStatementLineItems [Line Items]
Growth rate		2.00%
Annualized rate of staking return [member]
IfrsStatementLineItems [Line Items]
Growth rate		3.40%
AUM staked percentage [member]
IfrsStatementLineItems [Line Items]
Growth rate		65.00%
Expense growth rate [member]
IfrsStatementLineItems [Line Items]
Growth rate		2.00%
Discount rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Growth rate		25.40%